OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Change in fair value	£ 0	£ 0	£ 0
The Group | Equity shares | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
At 1 January	0	0	(35)
Change in fair value	0	0	(98)
Deferred tax	(16)	12	22
Current tax	0	0	0
Other comprehensive income, before tax, gains (losses) on revaluation	(16)	12	(76)
At 31 December	0	0	0
The Bank
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Change in fair value	0	0	0
The Bank | Equity shares | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
At 1 January	0	0	(42)
Change in fair value	0	0	(102)
Deferred tax	4	12	0
Current tax	0	0	0
Other comprehensive income, before tax, gains (losses) on revaluation	4	12	(102)
At 31 December	0	0	0
Retained profits | The Group | Equity shares | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Realised gains and losses transferred to retained profits	0	0	132
Deferred tax	16	(12)	(21)
Current tax	0	0	0
Other comprehensive income, net of tax, gains (losses) on revaluation	16	(12)	111
Retained profits | The Bank | Equity shares | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Realised gains and losses transferred to retained profits	0	0	144
Deferred tax	(4)	(12)	0
Current tax	0	0	0
Other comprehensive income, net of tax, gains (losses) on revaluation	£ (4)	£ (12)	£ 144